LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
Schedule of Operating Right-of-use Assets and Operating Lease Liabilities
	US dollars
	December 31,
(in thousands)	2025	2024
Operating annual lease cost:
Office and warehouse space	2,144	2,178
Base stations	1,127	1,187
Vehicle	99	112
Others	662	107
	4,032	3,584

Weighted Average Remaining Lease Term (years):
Office space	3.1	4.1
Base stations	2.0	2.1
Vehicle	1.4	1.3
Others	3.5	4.4

Weighted Average Discount Rate (%):
Office space	6.67	6.13
Base stations	8.71	7.95
Vehicle	12.73	10.30
Others	6.88	6.50

Schedule of Supplemental Cash Flow Information Related Operating Leases
	US dollars
	December 31,
(in thousands)	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	4,032	3,584

Schedule of Minimum lease Payments
US dollars
(in thousands)	December 31, 2025

Period:
2026	4,383
2027	2,596
2028	1,898
2029	1,029
2030	161
Thereafter	242
Total operating lease payments	10,309
Less: imputed interest	(1,431)
Present value of lease liabilities (*)	8,878